Valuation of debt and equity investments and certain liabilities (Fair value assets and liabilities measured on recurring basis) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Money market funds	$ 55	$ 167
Corporate obligations	294	693
U.S. government agency and Treasury securities	2,121	1,936
Auction-rate securities	134	280
Mutual funds	169	139
Total assets	2,773	3,215
Contingent consideration		8
Deferred compensation	191	159
Total liabilities	191	167
Level 1 [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Money market funds	55	167
Corporate obligations	0	0
U.S. government agency and Treasury securities	606	1,120
Auction-rate securities	0	0
Mutual funds	169	139
Total assets	830	1,426
Contingent consideration		0
Deferred compensation	191	159
Total liabilities	191	159
Level 2 [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Money market funds	0	0
Corporate obligations	294	693
U.S. government agency and Treasury securities	1,515	816
Auction-rate securities	0	23
Mutual funds	0	0
Total assets	1,809	1,532
Contingent consideration		0
Deferred compensation	0	0
Total liabilities	0	0
Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Money market funds	0	0
Corporate obligations	0	0
U.S. government agency and Treasury securities	0	0
Auction-rate securities	134	257
Mutual funds	0	0
Total assets	134	257
Contingent consideration		8
Deferred compensation	0	0
Total liabilities	$ 0	$ 8